Pensions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Summary of Amounts Recognized in Statements of Financial Position
(a)
The amounts recognized in the statements of financial position are as follows:

	December 31, 2024	December 31, 2025
	NT$000	NT$000
Present value of defined benefit obligations	(706,559)	(662,149)
Fair value of plan assets	559,921	604,479
Net defined benefit liability	(146,638)	(57,670)

Summary of Movements in net Defined Benefit Liability
(b)
Movements in net defined benefit liability are as follows:

	2023
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(759,548)	500,333	(259,215)
Current services cost	(133)	—	(133)
Interest (expense) income	(11,150)	7,441	(3,709)
	(770,831)	507,774	(263,057)
Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	3,187	3,187
Impact on changes in demographic assumptions	14,216	—	14,216
Financial assumption movement effect	(7,103)	—	(7,103)
Experience adjustments	399	—	399
	7,512	3,187	10,699
Pension fund contribution	—	25,021	25,021
Paid pension	19,128	(19,128)	—
December 31	(744,191)	516,854	(227,337)

	2024
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(744,191)	516,854	(227,337)
Current services cost	(125)	—	(125)
Interest (expense) income	(9,934)	6,919	(3,015)
	(754,250)	523,773	(230,477)
Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	45,033	45,033
Financial assumption movement effect	29,825	—	29,825
Experience adjustments	(18,553)	—	(18,553)
	11,272	45,033	56,305
Pension fund contribution	—	27,534	27,534
Paid pension	36,419	(36,419)	—
December 31	(706,559)	559,921	(146,638)

	2025
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(706,559)	559,921	(146,638)
Current services cost	(129)	—	(129)
Interest (expense) income	(10,772)	8,647	(2,125)
	(717,460)	568,568	(148,892)
Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	39,262	39,262
Financial assumption movement effect	(11,685)	—	(11,685)
Experience adjustments	35,227	—	35,227
	23,542	39,262	62,804
Pension fund contribution	—	28,418	28,418
Paid pension	31,769	(31,769)	—
December 31	(662,149)	604,479	(57,670)

Principal Actuarial Assumptions	(d) The principal actuarial assumptions used were as follows:

	Year ended December 31,
	2024	2025
Discount rate	1.60%	1.40%
Future salary increase	3.25%	3.25%

Sensitivity Analysis of Present Value of Defined Benefit Obligations Effected by Changes of Significant Actuarial Assumptions

The present value of defined benefit obligations is affected by the change in actuarial assumption. The analysis was as follows:

	Discount rate		Future salary increase
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2024
Effect on present value of defined benefit obligations	(15,943)	16,520	16,219	(15,737)
December 31, 2025
Effect on present value of defined benefit obligations	(14,556)	15,066	14,762	(14,340)

Analysis of Timing of the Future Pension Payment
(f)
As of December 31, 2025, the weighted average duration of that retirement plan is 9.1 years. The analysis of timing of the future pension payment was as follows:

December 31, 2025
NT$000
Within 1 year	63,382
1-2 years	37,549
2-5 years	104,279
5-10 years	171,377
376,587